COMMITMENTS AND CONTINGENCIES (Details Narrative) - Dec. 31, 2025	USD ($)	CAD ($)
IfrsStatementLineItems [Line Items]
Expenditure commitments	$ 2,100,000	$ 2,900,000
Laird Lake Claims [Member]
IfrsStatementLineItems [Line Items]
Annual work commitment	$ 54,575	$ 74,800